CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	¥ (10,375,775)	¥ (9,138,972)	¥ (4,863,096)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment	1,645,760	915,481	573,247
Amortization of intangible assets	230,501	65,714	25,875
Amortization of right-of-use assets	182,195	379,200	229,031
Amortization of land use rights	48,828	50,309	9,642
Loss of disposal of property, plant and equipment	4,863	15,682	36,508
Loss of disposal of intangible assets	409	0	0
Impairment of property, plant and equipment	81,814	30,849	34,589
Impairment of intangible assets	8,712	26,418	0
Current expected credit loss of accounts and notes receivable	18,222	11,369	16,175
Current expected credit loss of installment payment receivables	47,352	43,971	49,978
Current expected credit loss of other current assets	4,783	12,314	3,578
Inventory write-downs	1,054,711	220,319	162,433
Exchange (gain) loss from foreign currency transactions	(97,080)	1,460,151	(313,580)
Interest income	(352,179)	(237,657)	(351,926)
Share-based compensation	550,535	710,486	379,948
Fair value (gain) loss on derivative assets or derivative liabilities	410,417	(59,357)	(79,262)
Fair value gain on derivative liability relating to the contingent consideration	(29,339)	0	0
Investment (gain) loss on long-term investments	224,364	(25,062)	(591,506)
Share of results of equity method investees	(54,740)	(4,117)	0
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts and notes receivable	1,138,408	(1,210,721)	(1,560,777)
Inventory	(2,358,763)	(2,475,785)	(1,940,225)
Amounts due from related parties	34,176	(14,339)	(32,103)
Prepayments and other current assets	329,654	(219,127)	(652,033)
Other non-current assets	150,944	(23,124)	(68,136)
Accounts and notes payable	7,955,933	1,860,670	7,250,441
Deferred tax liabilities	18,797	0	0
Deferred revenue	216,694	185,961	588,904
Operating lease liabilities	(172,612)	(380,006)	(237,846)
Accruals and other liabilities	1,089,108	119,283	2,260,378
Other non-current liabilities	443,545	237,117	187,923
Installment payment receivables	(1,473,594)	(776,585)	(2,247,136)
Amounts due to related parties	1,433	(17,736)	12,857
Income taxes payable	(21,912)	4,918	21,528
Net cash (used in) provided by operating activities	956,164	(8,232,376)	(1,094,591)
Cash flows from investing activities
(Placement) Maturities of short-term deposits	5,441,363	11,922,171	(24,899,368)
Maturities of short-term investments	524,172	1,625,763	62,305
Placement of long term deposits	(3,128,847)	(3,822,326)	(3,157,891)
Purchase of property, plant and equipment	(2,096,326)	(4,275,838)	(2,299,698)
Receipt of government subsidy related to assets	111,944	166,260	12,954
Maturities of derivative assets or derivative liabilities	0	10,752	233,050
Purchase of intangible assets	(124,838)	(98,047)	(288,084)
Disposal of property, plant and equipment	8,380	77,059	24,124
Purchase of land use rights	(90,341)	(306,014)	(223,113)
Prepayment for acquisition of assets	0	0	(23,132)
Prepayments for subscription of equity securities	0	0	(50,000)
Prepayment for acquisition of land use rights	0	0	(1,507,170)
Disposal of long-term investments	0	165,000	0
Cash paid for long-term investments	(188,681)	(618,814)	(959,855)
Cash acquired relating to a business combination	684,214	0	0
Cash paid for an asset acquisition, net of cash acquired	(509,872)	0	0
Net cash (used in) provided by investing activities	631,168	4,845,966	(33,075,878)
Cash flows from financing activities
Proceeds from Global Offering, net of issuance costs	0	0	13,146,811
Proceeds from issuance of ordinary shares to Volkswagen Group	5,019,599	0	0
Proceeds from borrowings	8,271,823	6,800,730	840,106
Repayments of borrowings	(5,162,232)	(681,710)	(982,900)
Proceeds from debt from third party investors	0	0	1,660,000
Repayment of debt from third party investors	0	(98,000)	0
Repayments of finance lease liabilities	(113,943)	(15,355)	0
Payments of listing expenses	0	(1,830)	(36,924)
Net cash provided by financing activities	8,015,247	6,003,835	14,627,093
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(14,576)	461,740	(363,276)
Net (decrease) increase in cash, cash equivalents and restricted cash	9,588,003	3,079,165	(19,906,652)
Cash, cash equivalents and restricted cash at beginning of the year	14,714,046	11,634,881	31,541,533
Cash, cash equivalents and restricted cash at end of the year	24,302,049	14,714,046	11,634,881
Supplemental disclosure of cash flows information
Cash paid for interest, net of amounts capitalized	(306,656)	(162,470)	(126,090)
Cash paid for income taxes	25,727	36,071	0
Acquisition of property, plant and equipment included in liabilities	1,723,130	1,624,432	843,732
Cash acquired relating to a business combination	684,214	0	0
Cash paid for an asset acquisition	(710,479)	0	0
Cash acquired relating to an asset acquisition	200,607	0	0
Supplemental disclosure of non-cash investing activities
Ordinary shares issued for the acquisition of DiDi's smart auto business	3,087,849	0	0
Fair value of contingent consideration relating to the acquisition of DiDi's smart auto business	¥ 694,357	¥ 0	¥ 0